Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Institutional Funds
Entity Central Index Key	0000710124
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000146024 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT SELECT PORTFOLIO
Class Name	SIEBERT WILLIAMS SHANK SHARES
Trading Symbol	WCGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX)	$17	0.17%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.17%	[1]
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Siebert Williams Shank Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX)	4.26%	3.05%	2.03%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
Net Assets	$ 30,422,699,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 46,114,000
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$30,422,699
Total number of portfolio holdings	118
Total net advisory fees paid (in thousands)	$46,114

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	50.0%
U.S. Government Agencies	31.8%
U.S. Government Obligations	15.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000003421 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT SELECT PORTFOLIO
Class Name	SHARES
Trading Symbol	BGSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX)	$17	0.17%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 17	[2]
Expense Ratio, Percent	0.17%	[2]
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Portfolio Performance
The following graph assumes an initial $5,000,000 investment in the Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX)	4.26%	3.05%	2.03%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
Net Assets	$ 30,422,699,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 46,114,000
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$30,422,699
Total number of portfolio holdings	118
Total net advisory fees paid (in thousands)	$46,114

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	50.0%
U.S. Government Agencies	31.8%
U.S. Government Obligations	15.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000003422 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT SELECT PORTFOLIO
Class Name	SERVICE SHARES
Trading Symbol	BSCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX)	$17	0.17%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 17	[3]
Expense Ratio, Percent	0.17%	[3]
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Service Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX)	4.26%	3.05%	2.03%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
Net Assets	$ 30,422,699,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 46,114,000
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$30,422,699
Total number of portfolio holdings	118
Total net advisory fees paid (in thousands)	$46,114

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	50.0%
U.S. Government Agencies	31.8%
U.S. Government Obligations	15.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000003449 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT PORTFOLIO
Class Name	SHARES
Trading Symbol	BNGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX)	$26	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 26	[4]
Expense Ratio, Percent	0.25%	[4]
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Portfolio Performance
The following graph assumes an initial $5,000,000 investment in the Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX)	4.18%	3.00%	1.98%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
Net Assets	$ 21,914,589,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 50,416,000
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$21,914,589
Total number of portfolio holdings	105
Total net advisory fees paid (in thousands)	$50,416

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	55.9%
U.S. Government Agencies	29.8%
U.S. Government Obligations	13.5%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000003457 [Member]
Shareholder Report [Line Items]
Fund Name	LIQUID ASSETS PORTFOLIO
Class Name	SHARES
Trading Symbol	NILAP
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Liquid Assets Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#literature
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
LIQUID ASSETS PORTFOLIO (SHARES/NILAP)	$3	0.03%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 3	[5]
Expense Ratio, Percent	0.03%	[5]
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
LIQUID ASSETS PORTFOLIO (SHARES/NILAP)	4.42%	3.23%	2.21%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#performance.
Net Assets	$ 2,194,422,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 42,000
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$2,194,422
Total number of portfolio holdings	83
Total net advisory fees paid (in thousands)	$42

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	51.8%
U.S. Government Agencies	32.7%
U.S. Government Obligations	12.1%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000070154 [Member]
Shareholder Report [Line Items]
Fund Name	TREASURY PORTFOLIO
Class Name	PREMIER SHARES
Trading Symbol	NTPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
TREASURY PORTFOLIO (PREMIER SHARES/NTPXX)	$20	0.20%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 20	[6]
Expense Ratio, Percent	0.20%	[6]
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Premier Shares class of the Portfolio at inception on August 1, 2016 and compares the initial and subsequent account values at the end of each of the completed fiscal years since inception.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	Since Inception
TREASURY PORTFOLIO (PREMIER SHARES/NTPXX)	4.20%	3.02%	2.14%

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
Net Assets	$ 99,044,601,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 112,806,000
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$99,044,601
Total number of portfolio holdings	74
Total net advisory fees paid (in thousands)	$112,806

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	53.2%
Repurchase Agreements	44.4%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000070152 [Member]
Shareholder Report [Line Items]
Fund Name	TREASURY PORTFOLIO
Class Name	SHARES
Trading Symbol	NITXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
TREASURY PORTFOLIO (SHARES/NITXX)	$15	0.15%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 15	[7]
Expense Ratio, Percent	0.15%	[7]
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Portfolio Performance
The following graph assumes an initial $5,000,000 investment in the Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
TREASURY PORTFOLIO (SHARES/NITXX)	4.25%	3.06%	2.05%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
Net Assets	$ 99,044,601,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 112,806,000
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$99,044,601
Total number of portfolio holdings	74
Total net advisory fees paid (in thousands)	$112,806

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	53.2%
Repurchase Agreements	44.4%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000232976 [Member]
Shareholder Report [Line Items]
Fund Name	TREASURY PORTFOLIO
Class Name	SIEBERT WILLIAMS SHANK SHARES
Trading Symbol	SWSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX)	$15	0.15%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 15	[8]
Expense Ratio, Percent	0.15%	[8]
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Siebert Williams Shank Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. Siebert Williams Shank Shares commenced operations on December 22, 2021. Performance of Siebert Williams Shank Shares prior to that date is for the Fund’s Shares class. Siebert Williams Shank Shares would have substantially similar annual returns because the Shares Class is invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX)	4.25%	3.06%	2.05%

Performance Inception Date	Dec. 22, 2021
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
Net Assets	$ 99,044,601,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 112,806,000
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$99,044,601
Total number of portfolio holdings	74
Total net advisory fees paid (in thousands)	$112,806

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	53.2%
Repurchase Agreements	44.4%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000250980 [Member]
Shareholder Report [Line Items]
Fund Name	TREASURY INSTRUMENTS PORTFOLIO
Class Name	SIEBERT WILLIAMS SHANK SHARES
Trading Symbol	SWIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Treasury Instruments Portfolio (the “Portfolio”) for the period of October 24, 2025 (Commencement of Class Operations) to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
TREASURY INSTRUMENTS PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWIXX)	$1*	0.07%
*	For the period from October 24, 2025 (Commencement of Class Operations) through November 30, 2025. Expenses for the full fiscal year would be higher.
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 1	[9],[10]
Expense Ratio, Percent	0.07%	[10],[11]
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Siebert Williams Shank Shares class of the Portfolio at inception on October 24, 2025 and compares the initial and subsequent account values at the end of the completed fiscal year since inception.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	Since Inception
TREASURY INSTRUMENTS PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWIXX)	0.41%

Performance Inception Date	Oct. 24, 2025
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
Net Assets	$ 8,752,157,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,182,000
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$8,752,157
Total number of portfolio holdings	41
Total net advisory fees paid (in thousands)	$1,182

Holdings [Text Block]	TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	100.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000193056 [Member]
Shareholder Report [Line Items]
Fund Name	TREASURY INSTRUMENTS PORTFOLIO
Class Name	SHARES
Trading Symbol	NTYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Treasury Instruments Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
TREASURY INSTRUMENTS PORTFOLIO (SHARES/NTYXX)	$5	0.05%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 5	[12]
Expense Ratio, Percent	0.05%	[12]
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Portfolio Performance
The following graph assumes an initial $5,000,000 investment in the Shares class of the Portfolio at inception on October 7, 2024 and compares the initial and subsequent account values at the end of the completed fiscal year since inception.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
TREASURY INSTRUMENTS PORTFOLIO (SHARES/NTYXX)	4.32%	4.38%

Performance Inception Date	Oct. 07, 2024
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
Net Assets	$ 8,752,157,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,182,000
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$8,752,157
Total number of portfolio holdings	41
Total net advisory fees paid (in thousands)	$1,182

Holdings [Text Block]	TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	100.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000193058 [Member]
Shareholder Report [Line Items]
Fund Name	TREASURY INSTRUMENTS PORTFOLIO
Class Name	PREMIER SHARES
Trading Symbol	NPYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Treasury Instruments Portfolio (the “Portfolio”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
TREASURY INSTRUMENTS PORTFOLIO (PREMIER SHARES/NPYXX)	$10	0.10%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 10	[13]
Expense Ratio, Percent	0.10%	[13]
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Premier Shares class of the Portfolio at inception on June 11, 2024 and compares the initial and subsequent account values at the end of the completed fiscal year since inception.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
TREASURY INSTRUMENTS PORTFOLIO (PREMIER SHARES/NPYXX)	4.27%	4.53%

Performance Inception Date	Jun. 11, 2024
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
Net Assets	$ 8,752,157,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,182,000
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$8,752,157
Total number of portfolio holdings	41
Total net advisory fees paid (in thousands)	$1,182

Holdings [Text Block]	TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	100.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Reflects applicable expense reimbursements and fee waivers.
[3]	Reflects applicable expense reimbursements and fee waivers.
[4]	Reflects applicable expense reimbursements and fee waivers.
[5]	Reflects applicable expense reimbursements and fee waivers.
[6]	Reflects applicable expense reimbursements and fee waivers.
[7]	Reflects applicable expense reimbursements and fee waivers.
[8]	Reflects applicable expense reimbursements and fee waivers.
[9]	For the period from October 24, 2025 (Commencement of Class Operations) through November 30, 2025. Expenses for the full fiscal year would be higher.
[10]	Reflects applicable expense reimbursements and fee waivers.
[11]	Expense ratio is expressed on an annualized basis.
[12]	Reflects applicable expense reimbursements and fee waivers.
[13]	Reflects applicable expense reimbursements and fee waivers.